Variable Interest Entities (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Variable Interest Entity [Line Items]
Variable interest entities, liabilities	$ 56,452
Receivables from Affiliates [Member]
Variable Interest Entity [Line Items]
Variable interest entities, assets	3,484
Property and Equipment, Net [Member]
Variable Interest Entity [Line Items]
Variable interest entities, assets	45,340
Other Noncurrent Assets [Member]
Variable Interest Entity [Line Items]
Variable interest entities, assets	3,665
Accounts Payable and Accrued Liabilities [Member]
Variable Interest Entity [Line Items]
Variable interest entities, liabilities	490
Long-term Debt, Noncurrent [Member]
Variable Interest Entity [Line Items]
Variable interest entities, liabilities	56,452
Other Noncurrent Liabilities [Member]
Variable Interest Entity [Line Items]
Variable interest entities, liabilities	1,190
Long-term Debt, Current [Member]
Variable Interest Entity [Line Items]
Variable interest entities, liabilities	$ 8,422